CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 707,895	$ 102,635	¥ 1,180,898
Restricted cash	10,231	1,483
Available-for-sale investments	19,531	2,832
Accounts receivable, net of allowances of nil and RMB1,609 as of December 31, 2021 and 2022, respectively	34,824	5,049
Prepaid expenses and other current assets, net of allowances of nil and RMB95 as of December 31, 2021 and 2022, respectively	140,894	20,428	161,826
Total current assets	913,375	132,427	1,342,724
Non-current assets
Property and equipment, net	32,295	4,682	69,811
Right-of-use assets	30,052	4,357	153,963
Other non-current assets	4,802	696	13,923
TOTAL ASSETS	980,524	142,162	1,580,421
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB93,115 and RMB35,220 as of December 31, 2021 and 2022, respectively)	153,023	22,186	392,293
Deferred revenue and customer advances, current (including deferred revenue and customer advances, current of the consolidated VIEs without recourse to the Group of RMB239,267 and RMB40,092 as of December 31, 2021 and 2022, respectively)	42,385	6,145	243,878
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated VIEs without recourse to the Group of RMB29,113 and RMB8,179 as of December 31, 2021 and 2022, respectively)	18,719	2,714	46,885
Total current liabilities	214,127	31,045	683,056
Non-current liabilities
Operating lease liabilities, non-current (includingoperating lease liabilities, non-current of the consolidated VIEs without recourse to the Group of RMB57,906 and RMB3,563 as of December 31, 2021 and 2022, respectively)	7,534	1,092	100,329
TOTAL LIABILITIES	221,661	32,137	783,385
Commitments and Contingencies (Note 14)
SHAREHOLDERS' EQUITY
Treasury Stock	(21)	(3)
Additional paid-in capital	10,954,822	1,588,300	10,859,107
Accumulated other comprehensive income	62,689	9,089	18,691
Accumulated deficit	(10,258,965)	(1,487,410)	(10,081,093)
TOTAL SHAREHOLDERS' EQUITY	758,863	110,025	797,036
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	980,524	142,162	1,580,421
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	300	43	293
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 38	$ 6	¥ 38